Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ 590
Effective Portion Reclassified from AOCI	0
Ineffective Portion	0
Interest Expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	590
Effective Portion Reclassified from AOCI	0
Ineffective Portion	$ 0